UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:
__________ to __________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2):

Central Index Key Number of depositor:	0002085658

TIP Solar ABS 2025 Issuer LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0002085657

Central Index Key Number of underwriter (if applicable):	N/A

Michael Feldman, (315) 388 8802

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is a report of DNV Energy USA Inc. (“DNV”), which sets forth a summary of the findings and conclusions of DNV with respect to certain residential photovoltaic solar assets.

EXHIBIT INDEX

Exhibit
Number	Description

99.1	Consultant’s Report, dated July 30, 2025, of DNV Energy USA Inc., setting forth findings and conclusions of DNV's with respect to certain residential photovoltaic solar assets.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TIP Solar ABS 2025 Depositor LLC (Depositor)

Date: September 17, 2025

By:	/s/ Michael Feldman
Name: Michael Feldman
Title: Managing Director